ACCOUNTS RECEIVABLE, NET - Additional Information (Detail) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Receivables [Abstract]
Additional allowance for doubtful debts, net of recoveries	$ 51,797	$ 26,806
Accounts receivable written off	$ 3,039	$ 129